Share Capital - Additional Information (Detail) € / shares in Units, € in Millions, shares in Millions	May 22, 2018 EUR (€) € / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Issued and fully paid ordinary shares, per share	€ 0.07
Top of Range [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of repurchase of its issued shares	10.00%
Ordinary Shares Issue Mandate [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Common stock, value authorised | €	€ 194
Common stock, shares authorised | shares	2,771
Issued and fully paid ordinary shares, per share	€ 0.07
Ordinary Shares Issue Mandate [Member] | Bottom of Range [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of average market value	5.00%